Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt [Abstract]
Schedule of debt
Debenture notes	$2,250,000
Acquisition notes	4,900,000
Promissory notes	2,287,360
Other	431,525
SBA loans	300,000
PPP loans	500,426
10,669,311
Debt discount	(673,112)
Total	$9,996,199

Debenture notes	$2,214,000
Promissory notes	8,234,476
Acquisition notes	9,800,000
Other	621,662
Merchant cash advances	294,313
SBA loans	300,000
PPP loans	500,426
21,964,877
Debt issuance costs	(1,084,740)
Total	$20,880,137

Schedule of future contractual maturities of the debt
For the Year Ended December 31:
2022 (remainder of year)	$4,538,503
2023	558,913
2024	4,523,729
2025	57,181
2026	57,181
Thereafter	260,692
Total	$9,996,199

For the Year Ended December 31:
2022	$10,894,128
2023	1,231,699
2024	8,359,976
2025	69,780
2026	69,780
Thereafter	254,774
Total	$20,880,137